SCHEDULE OF PORTFOLIO INVESTMENTS
RBC International Opportunities Fund

June 30, 2021 (Unaudited)
Shares		Value
Common Stocks — 99.01%
Argentina — 1.81%
2,100	MercadoLibre, Inc.*	$3,271,359

Australia — 2.35%
34,896	Rio Tinto Plc	2,881,975
154,625	Treasury Wine Estates Ltd.	1,353,942
		4,235,917
Austria — 1.31%
64,347	Erste Group Bank AG	2,365,483

Belgium — 4.18%
78,275	Anheuser-Busch InBev NV	5,642,752
31,014	Umicore SA	1,897,378
		7,540,130
Denmark — 3.37%
43,356	Orsted A/S(a)	6,085,507

Finland — 3.60%
105,811	Neste Oyj	6,490,663

Germany — 4.53%
119,933	Deutsche Post AG	8,168,003

Hong Kong — 4.84%
703,000	AIA Group Ltd.	8,721,122

India — 4.69%
115,566	HDFC Bank Ltd., ADR*	8,450,186

Ireland — 1.46%
18,576	Kerry Group Plc, Class A	2,597,121
278	Kerry Group Plc, Class A	38,596
		2,635,717
Japan — 13.45%
276,600	Astellas Pharma, Inc.	4,820,215
104,800	MISUMI Group, Inc.	3,546,616
84,702	Nidec Corp.	9,739,903
23,700	Oriental Land Co. Ltd	3,376,435
56,500	Recruit Holdings Co. Ltd.	2,770,692
		24,253,861

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC International Opportunities Fund (cont.)

June 30, 2021 (Unaudited)
Shares		Value
Netherlands — 4.54%
1,415	Adyen NV*,(a)	$3,470,048
35,945	Koninklijke Philips NV	1,784,101
29,127	Wolters Kluwer NV	2,927,667
		8,181,816
Norway — 1.24%
105,621	Equinor ASA	2,235,840

Singapore — 2.77%
224,198	DBS Group Holdings Ltd.	4,987,802

South Africa — 5.21%
44,547	Naspers Ltd., N Shares	9,392,601

Spain — 4.21%
215,064	Industria de Diseno Textil SA	7,593,226

Sweden — 0.98%
53,288	Essity AB, Class B	1,767,572

Switzerland — 9.73%
342	Barry Callebaut AG	794,834
4,868	Partners Group Holding AG	7,379,628
24,869	Roche Holding AG	9,371,587
		17,546,049
Taiwan — 8.17%
4,367,552	E.Sun Financial Holding Co. Ltd.	4,122,645
88,318	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	10,612,291
		14,734,936
Thailand — 1.48%
2,838,100	Minor International PCL*	2,660,294

United Kingdom — 13.50%
62,077	Croda International Plc	6,331,492
88,189	InterContinental Hotels Group Plc*	5,877,850
485,228	Legal & General Group Plc	1,731,093
13,014	Linde Plc	3,762,738
324,326	St. James’s Place Plc	6,631,398
		24,334,571

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC International Opportunities Fund (cont.)

June 30, 2021 (Unaudited)
Shares		Value
Zambia — 1.59%
124,671	First Quantum Minerals Ltd.	$2,873,387

Total Common Stocks		178,526,042
(Cost $130,595,431)
Rights/Warrants — 0.02%
Thailand — 0.02%
96,914	Minor International Public Co. Ltd., Warrants Expire 12/31/23*	15,724
87,828	Minor International Public Co. Ltd., Warrants Expire 12/31/24*	12,606
Total Rights/Warrants		28,330
(Cost $0)
Investment Company — 0.48%
870,591	U.S. Government Money Market Fund, RBC Institutional Class 1 (b)	870,591
Total Investment Company		870,591
(Cost $870,591)
Total Investments		$179,424,963
(Cost $131,466,022) — 99.51%
Other assets in excess of liabilities — 0.49%		890,589
NET ASSETS — 100.00%		$180,315,552

*	Non-income producing security.
(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Affiliated investment.

Abbreviations used are defined below:
ADR - American Depositary Receipt

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC International Opportunities Fund (cont.)

June 30, 2021 (Unaudited)
Portfolio Diversification (Unaudited)
Industries	Percentage of Net Assets
Financials	24.62%
Consumer Discretionary	17.84%
Industrials	15.06%
Materials	9.84%
Health Care	8.86%
Information Technology	7.81%
Consumer Staples	6.76%
Energy	4.84%
Utilities	3.38%
Other*	0.99%
100.00%

*	Includes cash, Investment Company, interest and dividend receivable, pending trades and Fund share transactions, warrants, and accrued expenses payable.